Document and Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	HELIOS TECHNOLOGIES, INC.
Entity Central Index Key	0001024795
Amendment Flag	false
EBP 001 [Member]
Document Information [Line Items]
Document Type	11-K
Document Period End Date	Dec. 31, 2025
Entity Registrant Name	HELIOS TECHNOLOGIES, INC.
Entity Central Index Key	0001024795
Amendment Flag	false
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31